UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804

(Address of principal executive offices)  (Zip code)

Paracorp Inc.

2140 South Dupont Hwy, Camden, DE 19934

(Name and address of agent for service)

Registrant’s telephone number, including area code: 252-972-9922

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1.	Report to Stockholders.

Langar Global HealthTech ETF Tailored Shareholder Report

Langar Global HealthTech ETF

Ticker: LGHT

Exchange: Cboe BZX

semi-annual shareholder report June 30, 2026

This semi-annual shareholder report contains important information about Langar Global HealthTech ETF (the "Fund") for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund at https://etfpages.com/LGHT. You can also request this information by contacting us at (800) 773‑3863.

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Langar Global HealthTech ETF	$39	0.85%*
*	annualized

What did the Fund invest in?

(as of June 30, 2026 )

Sector Breakdown (% of net assets)

Medical Equipment
33.0%
Health Care Supplies
17.1%
Medical Devices
11.5%
Biotech
10.9%
Application Software
7.7%
Managed Care
1.9%
Specialty & Generic Pharma
1.4%
Other Assets
16.5%

Top 10 Holdings
Intuitive Surgical Inc	9.9%
ResMed Inc	9.1%
Moderna Inc	8.0%
Veeva Systems Inc	5.6%
GE HealthCare Technologies Inc	5.4%
IQVIA Holdings Inc	5.0%
Koninklijke Philips NV	4.6%
Insulet Corp	4.5%
Dexcom Inc	4.0%
Zimmer Biomet Holdings Inc	3.8%

Key Fund Statistics

(as of June 30, 2026 )

Net Assets	$2,047,358
Number of Holdings	28
Portfolio Turnover Rate	45.85%

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings and proxy voting information, visit https://etfpages.com/LGHT.

(b)	Not applicable.

ITEM 2.	Code of Ethics.

Not applicable.

ITEM 3.	Audit Committee Financial Expert.

Not applicable.

ITEM 4.	Principal Accountant Fees and Services.

Not applicable.

ITEM 5.	Audit Committee of Listed Registrants.

Not applicable.

ITEM 6.	Investments.

(a)	A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Langar Global HealthTech ETF

Semi-Annual Financial Statements

For the semi-annual period ended June 30, 2026

The financial statements and other information contained herein are submitted for the general information of the shareholders of the Langar Global HealthTech ETF (the “ETF”). The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the ETF nor the ETF’s distributor is a bank.

Schedule of Investments (unaudited)
As of June 30, 2026
	Shares	Value
Common Stocks - 83.46%
Application Software - 7.70%
Doximity Inc (a)	1,604	$33,267
Phreesia Inc (a)	295	3,036
Schrodinger Inc/United States (a)	317	5,151
TruBridge Inc (a)	35	917
Veeva Systems Inc (a)	650	115,356
		157,727
Biotech - 10.88%
BioNTech SE (a)	637	59,273
Moderna Inc (a)	2,334	163,450
		222,723
Health Care Supplies - 17.10%
ResMed Inc	961	187,280
IQVIA Holdings Inc (a)	533	102,986
LifeStance Health Group Inc (a)	535	5,730
Privia Health Group Inc (a)	1,298	33,398
Progyny Inc (a)	461	13,291
Teladoc Health Inc (a)	872	7,395
		350,080
Managed Care - 1.88%
Alignment Healthcare Inc (a)	1,615	38,453
Medical Devices - 11.51%
Align Technology Inc (a)	334	56,332
IRhythm Holdings Inc (a)	412	49,007
Sonova Holding AG	1,130	53,460
Zimmer Biomet Holdings Inc	893	76,878
		235,677
Medical Equipment - 32.97%
Dexcom Inc (a)	1,223	82,369
GE HealthCare Technologies Inc	1,731	110,801
Insulet Corp (a)	601	91,502
Intuitive Surgical Inc (a)	512	203,612
Koninklijke Philips NV	3,482	94,676
Omnicell Inc (a)	226	9,384
Procept Biorobotics Corp (a)	531	11,990
Siemens Healthineers AG	3,353	65,283
Tandem Diabetes Care Inc (a)	362	5,463
		675,080
Specialty & Generic Pharma - 1.42%
Alkermes PLC (a)	555	29,079
Investments, at Value (Cost $1,963,682) - 83.46%		1,708,819
Other Assets Less Liabilities - 16.54%		338,539
Net Assets - 100.00%		$2,047,358

(a) Non-income producing security

See Notes to Financial Statements

Statement of Assets and Liabilities (unaudited)
As of June 30, 2026

Assets:
Investments, at value	$1,708,819
Cash	416,342
Interest receivable	259
Receivable for investments sold	348,937
Dividend receivable	1,317
Total assets	2,475,674
Liabilities:
Payable for fund shares purchased	426,533
Advisory fees payable	1,783
Total liabilities	428,316
Total Net Assets	$2,047,358
Net Assets Consist of:
Paid in capital	$2,898,512
Accumulated deficit	(851,154)
Total Net Assets	$2,047,358
Capital Shares Outstanding, no par value (unlimited authorized shares)	240,000
Net Asset Value, Per Share	$8.53
Investments, at cost	$1,963,682

See Notes to Financial Statements

Statement of Operations (unaudited)
For the fiscal period ended June 30, 2026

Investment Income:
Dividends (net of withholding tax of $1,386)	$11,817
Interest	1,507
Total Investment Income	13,324
Expenses:
Advisory fees	13,842
Net Investment Loss	(518)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	(324,224)
In-kind transactions	41,244
Total net realized loss	(282,980)
Net change in unrealized depreciation on investments	(291,545)
Net Realized and Unrealized Gain (Loss) on Investments	(574,525)
Net Decrease in Net Assets Resulting from Operations	$(575,043)

See Notes to Financial Statements

Statements of Changes in Net Assets

For the fiscal periods ended

	June 30, 2026(a)	December 31, 2025
Operations:
Net investment loss	$(518)	$(11,567)
Net realized loss from investment transactions	(324,224)	(259,475)
Net realized gain from in-kind transactions	41,244	272,268
Net change in unrealized appreciation (depreciation) on investments	(291,545)	54,217
Net Increase (Decrease) in Net Assets Resulting from Operations	(575,043)	55,443

Capital Share Transactions:
Shares sold	—	3,323,559
Shares repurchased	(1,372,272)	(1,412,346)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,372,272)	1,911,213
Net Increase (Decrease) in Net Assets	(1,947,315)	1,966,656
Net Assets:
Beginning of Period	3,994,673	2,028,017
End of Period	$2,047,358	$3,994,673
Share Information:
Shares sold	—	340,000
Shares repurchased	(160,000)	(140,000)
Net Increase (Decrease) in Capital Shares	(160,000)	200,000

(a)   Unaudited

See Notes to Financial Statements

Financial Highlights

	June 30,		December 31,
For a share outstanding during each fiscal period ended	2026 (d)		2025	2024(e)
Net Asset Value, Beginning of Period	$9.99		$10.14	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss) (a)	—		(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(1.46)		(0.12)	0.19
Total from Investment Operations	(1.46)		(0.15)	0.14
Net Asset Value, End of Period	$8.53		$9.99	$10.14
Total Return	(14.58	)%(c)	(1.51)%	1.40	%(c)
Net Assets, End of Period (in thousands)	$2,047		$3,995	$2,028
Ratios of:
Gross Expenses to Average Net Assets	0.85	%(b)	0.85%	0.85	%(b)
Net Expenses to Average Net Assets	0.85	%(b)	0.85%	0.85	%(b)
Net Investment Income (Loss) to Average Net Assets	(0.03	)%(b)	(0.32)%	(0.54	)%(b)
Portfolio turnover rate	45.85	%(c)	51.92%	35.17	%(c)
(a)	Calculated using the average shares method.
(b)	Annualized
(c)	Not annualized
(d)	Unaudited
(e)	The ETF commenced operations on January 9, 2024

See Notes to Financial Statements

Notes to Financial Statements (unaudited)

As of June 30, 2026

1. Organization and Significant Accounting Policies

The Langar Global HealthTech ETF, an actively managed exchange-traded fund, is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Amended and Restated Declaration of Trust on March 1, 2018, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The ETF commenced operations on January 9, 2024. The investment objective of the ETF is to seek long-term growth of capital. The ETF intends to achieve its investment objective by investing a majority of its net assets in U.S. and foreign exchange-listed healthcare technology companies in the U.S and a number of developed countries around the world. Under normal circumstances, the ETF will invest at least 80% of the ETF’s net assets (plus borrowings for investment purposes) in U.S. and foreign exchange-listed equity securities of healthcare technology companies and American Depository Receipts (“ADRs”) on those securities. These securities may be of any market capitalization.

The ETF will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 10,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants (“Authorized Participants” or “APs”) may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”). Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on Cboe BZX Exchange under the ticker symbol LGHT, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than NAV (premium) or less than NAV (discount). Prior to July 27, 2026, shares of the ETF were listed for trading on the NYSE Arca, Inc.

Creation Transaction Fees

A fixed creation transaction fee of $500 per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation units purchased in the transactions. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate the ETF for the costs associated with buying the applicable securities. The price for each Creation Unit will equal the ETF’s daily NAV per share times the number of Shares in a Creation Unit plus the Creation Transaction Fees, and, if applicable, any transfer taxes.

The ETF operates as a single operating segment. The ETF’s income, expenses, assets, and performance are regularly monitored for the oversight functions of the ETF. This information is presented in the financial statements and the financial highlights.

The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation

The ETF’s debt securities are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer), or (iii) based on amortized cost. The ETF’s debt securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the ETF’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the ETF’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the ETF may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models. Equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE Arca on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over-the-counter markets are valued at the NASDAQ Official Closing Price as of the close of regular trading on the NYSE Arca on the day the securities are valued or, if there are no sales, at the mean of the most recent bid and asked prices. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are believed in good faith by the fair value designee to be deemed unreliable, including restricted securities, fair value determinations are made in accordance with the policies and procedures approved by the Board of Trustees (“Trustees”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of the ETF’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE Arca. In such a case, the value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Notes to Financial Statements (unaudited)

As of June 30, 2026

Trading in securities on many foreign securities exchanges and over-the-counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the ETF’s net asset value is not calculated and on which the ETF’s does not effect sales, redemptions and exchanges of its Shares.

Fair Value Measurement

The ETF has adopted Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the ETF's investments. These inputs are summarized in the three broad levels listed below:

Level 1:	Unadjusted quoted prices in active markets for identical securities assets or liabilities that the ETF has the ability to access.

Level 2:	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, credit spreads, yield curves, and market-collaborated input.

Level 3:	Unobservable inputs for the asset or liability to the extent that observable inputs are not available, representing the assumptions that a market participant would use in valuing the asset or liability at the measurement date; they would be based on the best information available, which may include the ETF’s own data.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of June 30, 2026 for the ETF’s assets measured at fair value:

	Total	Level 1	Level 2	Level 3(a)
Assets
Common Stocks	$1,708,819	$1,708,819	$—	$—
Total Assets	$1,708,819	$1,708,819	$—	$—

*Refer to the Schedules of Investments for a breakdown by sector.

(a)	The ETF held no Level 3 securities during the period ended June 30, 2026.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expenses are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses

The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions

Dividends from net investment income, if any, are declared and paid on an annual basis for the ETF. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of the ETF as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income. The ETF generally declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.

Notes to Financial Statements (unaudited)

As of June 30, 2026

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Risk Considerations

Equity Securities Risk. Investments in equity securities may fluctuate in value response to many factors, including general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the ETF to potential losses. During temporary or extended bear markets, the value of equity securities will decline, which could also result in losses for the ETF.

Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the ETF. The ETF has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (“ETFs”), such as the ETF, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.

HealthTech Companies Risk:  HealthTech Companies may have limited product lines, markets, financial resources or personnel. Securities of HealthTech Companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology and may be adversely affected by loss or impairment of those rights. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. HealthTech Companies also rely heavily on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology. HealthTech Companies typically engage in significant amounts of spending on research and development, and there is no guarantee that the products or services produced by these companies will be successful. The ETF invests primarily in the equity securities of HealthTech Companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, changes in business cycles, competition, technological progress and rapid obsolescence, and government regulation. Furthermore, the adoption of AI by HealthTech Companies introduces unique risks, including ethical, regulatory, and safety concerns.

Concentration Risk:  Because the ETF invests more heavily in a particular industry, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the ETF's share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries. Additionally, some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries.

Small-Cap and Mid-Cap Securities Risk. The ETF may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of these types of companies have limited market liquidity, and their prices may be more volatile. You should expect that the value of the ETF’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the ETF to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Foreign Securities. Foreign securities have investment risks different from those associated with domestic securities. The value of foreign investments (including investments in ADRs) may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.

Notes to Financial Statements (unaudited)

As of June 30, 2026

Management Risk. The ETF is subject to management risk because it is an actively managed portfolio. In managing the ETF’s portfolio securities, the Advisor will apply investment techniques and risk analyses in making investment decisions for the ETF, but there can be no guarantee that these will produce the desired results.

Market Risk. Market risk refers to the possibility that the value of securities held by the ETF may decline due to daily fluctuations in the market. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions. The ETF’s performance per share will change daily in response to such factors.

New Advisor Risk. The Advisor has only recently begun serving as an investment advisor . As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the ETF.

Limited History of Operations Risk. The ETF has a limited history of operations. Accordingly, investors in the ETF bear the risk that the ETF may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the ETF being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Non-Diversification Risk. The ETF is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified fund. Because a relatively high percentage of the ETF’s assets may be invested in the securities of a limited number of companies that could be in the same or related economic sectors, the ETF’s portfolio may be more susceptible to any single economic, technological or regulatory occurrence than the portfolio of a diversified fund.

ETF Structure Risks. The ETF is structured as an ETF and as a result is subject to certain risks, including:

○	Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the ETF at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues. An active trading market for the ETF’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the ETF’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the ETF’s shares.

○	Cash Purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the ETF will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the ETF and impact the ETF’s NAV if not fully offset by transaction fees paid by the APs.

○	Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

▪	To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the ETF’s shares, which can lead to differences between the market value of ETF shares and the ETF’s net asset value.

▪	The market price for the ETF’s shares may deviate from the ETF’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for ETF shares than the ETF’s net asset value, which is reflected in the bid and ask price for ETF shares or in the closing price.

Notes to Financial Statements (unaudited)

As of June 30, 2026

▪	When all or a portion of an exchange-traded fund’s underlying securities trade in a market that is closed when the market for the ETF’s shares is open, there may be changes from the last quote of the closed market and the quote from the ETF’s domestic trading day, which could lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

▪	In stressed market conditions, the market for the ETF’s shares may become less liquid in response to the deteriorating liquidity of the ETF’s portfolio. This adverse effect on the liquidity of the ETF’s shares may, in turn, lead to differences between the market value of the ETF’s shares and the ETF’s net asset value.

Cybersecurity Risk. With the increased use of technologies such as the internet to conduct business, the ETF, like all companies, may be susceptible to operational, information security, and related risks. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the ETF. The ETF and its service providers are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the ETF or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of ETF shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The ETF and its shareholders could be negatively impacted as a result.

Investment Risk.

An investment in Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in shares represents an indirect investment in the securities owned by the ETF. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of your shares at any point in time may be worth less than the value of your original investment.

All investments involve risks, including the risk that the entire amount invested may be lost. No guarantee or representation is made that the ETF’s investment objectives will be achieved.

Any real or perceived adverse economic changes, local, regional or global events such as war, acts of terrorism, disasters, trade disputes, disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities of those countries, the spread of infectious illness or other public health issues, recessions, raising of interest rates, or other events, could have a material adverse impact on the ETF or its investments. Any of these conditions can adversely affect the economic prospects of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. Moreover, changes in these and other areas present uncertainty and risk with respect to the ETF’s NAV, performance, financial condition, results of operations, ability to pay distributions, and portfolio liquidity, among other factors.

Economic problems in a single country are increasingly affecting other markets and economies, and a continuation of this trend could adversely affect global economic conditions and world markets. Uncertainty and volatility in the financial markets and political systems of the U.S. or any other country, may have adverse spill-over effects into the global financial markets generally.

Sector Risk. The ETF may be susceptible to an increased risk of loss, including losses due to events that adversely affect the ETF's investments more than the market as a whole, to the extent that the ETF may, from time to time, have greater exposure to the securities of a particular issuer or issuers within the same industry or sector. Such sector-based risks, any of which may adversely affect the companies in which the ETF invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the sector. In addition, at times, such sector may be out of favor and underperform other sectors or the market as a whole.

○	Medical Equipment. Companies in the medical equipment sector are affected by rising costs of medical products, devices and services, and the increased emphasis on the delivery of health care through outpatient services. Competition among medical equipment companies is high and can be significantly affected by extensive government regulation or government reimbursement for medical expenses. The equipment may be subject to extensive litigation based on malpractice claims, product liability claims, or other litigation. Medical equipment manufacturers are heavily dependent on patent protection, and the expiration of patents may adversely affect their profitability. Many new health care products are subject to the approval of the U.S. Food and Drug Administration (“FDA”). The process of obtaining FDA approval is often long and expensive.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the ETF from buying or selling certain securities or financial instruments. In these circumstances, the ETF may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Notes to Financial Statements (unaudited)

As of June 30, 2026

3.	Transactions with Related Parties and Service Providers

Advisor

Pursuant to the Advisory Agreement, the Advisor is paid a monthly management fee from the ETF based on a percentage of the ETF’s average daily net assets, at an annual rate of 0.85%. The management agreement between the ETF and the Advisor provides that the Advisor will pay all operating expenses of the ETF, except for (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the advisor or sub-advisor).

4.	Trustees and Officers

The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive a flat rate of $7,500 plus an additional $2,500 per Fund each year but may receive up to an additional $1,500 per special meeting in the event that special meetings are held. This amount may be paid pro rata in the event that the Fund closes during the year. The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

5.	Purchases and Sales of Investment Securities

For the fiscal period ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Non-U.S. Government Securities	Proceeds from Sales of Non-U.S. Government Securities	Purchases of U.S. Government Securities	Proceeds from Sales of U.S. Government Securities	In-Kind Purchases	In-Kind Sales
$1,447,202	$1,362,183	$—	$—	$—	$1,259,180

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF. In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF. The ETF expects risk of loss to be remote.

7.	New Accounting Pronouncement

The following disclosure is applicable to the ETF: In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Fund Management has determined that there is no impact to the ETF’s financial statements.

8.	Subsequent Events

Effective July 27, 2026, the ETF transferred the primary listing for its shares to the Cboe BZX Exchange, Inc. from the NYSE Arca, Inc.

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Additional Information (unaudited)

As of June 30, 2026

Changes In and Disagreements with Accountants(Form N-CSR Item 8)

There were no changes in or disagreements with the accountants during the period.

Proxy Disclosures for Open-End Management Investment Companies (Form N-CSR Item 9)

Not applicable.

Remuneration Paid to Directors, Officers and Others(Form N-CSR Item 10)

The aggregate compensation paid, on behalf of the ETF, to the Trustees for the period of this report was $3,400. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the ETF, and no compensation was paid to any person of whom any officer or director of the ETF is an affiliated person.

Approval of Investment Advisory Agreement

In connection with the special Board meeting held on December 11, 2025, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the investment advisory agreement, between the Trust and Langar Investment Management, LLC (the “Advisor”), with respect to the Langar Global HealthTech ETF (the “ETF”) (the "Investment Advisory Agreement").

The Trustees were assisted by legal counsel of the Trust throughout the review process.  The Trustees relied upon the advice of legal counsel of the Trust and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor. The Trustees also reviewed and considered information the Advisor provided in response to a request for information legal counsel of the Trust submitted to the Advisor on behalf of the Independent Trustees in connection with the approval of the Investment Advisory Agreement.

In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:

(i)	Nature, Extent, and Quality of Services. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services since inception and its coordination of services among the service providers. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)	Performance. The Trustees compared the performance of the ETF with the performance of its comparable peer group funds with similar strategies managed by other investment advisers, and applicable peer group category data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the ETF underperformed the Lipper peer group category average and broad-based securities market index, S&P 500 Index, for the one-year and since inception periods. The Trustees noted that the ETF underperformed its style-specific index, S&P Health Care Index, for the one-year period but outperformed its style-specific index for the since inception period. The Trustees also considered the Advisor’s role in supervising the investment activity of ETF. After reviewing the investment performance of the ETF and other factors, the Board concluded that the investment performance of the ETF and the Advisor were satisfactory.

Additional Information (unaudited)

As of June 30, 2026

(iii)	Fees and Expenses. The Trustees compared the management fee and expense ratio of ETF to its comparable peer group funds and noted that the management fee remained above the category average but slightly below the peer group average. It was noted that the management fee remained above the average advisory fee of the peer group and the average and net expense ratios of the Lipper category due to the unitary nature of the management fee for the ETF, but that the net expense ratio was slightly lower than the net expense ratio of the peer group. Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)	Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. The Board noted that the Advisor had not realized a profit for the prior twelve months of operations. It was noted that this was not unusual for surprising in the early stages of launching a fund. The Board concluded that the Advisor’s level of profitability was not excessive.

(v)	Economies of Scale. In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the ETF grew. The Trustees determined that the maximum management fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the ETF grew.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel of the Trust, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.

ITEM 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

ITEM 9.	Proxy Disclosure for Open-End Management Investment Companies.

Not applicable.

ITEM 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

ITEM 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

ITEM 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

ITEM 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

ITEM 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 15.	Submission of Matters to a Vote of Security Holders.

None.

Item 16.	Controls and Procedures.

(a)	The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

ITEM 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.
Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(a)(3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act.

Filed herewith.

(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report or on behalf of the registrant to 10 or more persons.

Not applicable.

(a)(5)	Change in the registrant’s independent public accountant.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
Date: September 4, 2026	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: September 4, 2026	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: September 4, 2026	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer